Subsequent Events - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 Schiller Agreement [Member] Subsequent Event [Member]	Dec. 31, 2012 Nyweide Agreement [Member] Subsequent Event [Member]
Annual Base Salary		$ 180	$ 180
Stock Issued During Period, Value, Issued For Services	$ 45	$ 300,000	$ 250,000